Income Tax Expense (Narrative) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Expense [Line Items]
Net operating loss carryforward foreign	$ 3,955,000	$ 3,841,000
Deferred Tax Assets Operating Loss Carryforwards Foreign Without Expiration Date	12,700,000
Deferred Tax Assets Operating Loss Carryforwards Foreign With Expiration Date	1,300,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	9,900,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,100,000
State research and other credit carryforwards with expiration date	1,000,000
State research and other credit carryforwards without expiration date	100,000
Net operating loss carryforward state	400,000
Capital loss carryforward, valuation allowance	200,000	200,000
Accumulated unremitted earnings of foreign subsidiaries in cash	25,300,000
Income taxes due if foreign entities' earnings were distributed	6,000,000
Unrecognized tax benefits that would impact effective tax rate	2,200,000
Reduction in the amount of unrecognized tax benefits in the next twelve months	1,100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	100,000	100,000	200,000
Accumulated unremitted earnings of foreign subsidiaries	33,300,000
Foreign [Member]
Income Tax Expense [Line Items]
Net operating loss carryforwards, valuation allowance	2,800,000	700,000
Brazil, Germany, India, Japan and the United Kingdom [Member]
Income Tax Expense [Line Items]
Net operating loss carryforward foreign	14,000,000
State [Member]
Income Tax Expense [Line Items]
Net operating loss carryforwards, valuation allowance	$ 400,000